Tax Situation - Summary of Weighted-Average Income Tax Rate Applicable To Profit (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Line Items]
Profit (loss) before income tax	S/ 328,712	S/ (582,865)	S/ 142,446
Income tax by applying local applicable tax rates on profit generated in the respective countries	98,902	(164,742)	51,503
Non-taxable income	(7,281)	(1,068)	(31,266)
Equity method (profit) loss	392	3,673	2,171
Non-deductibleexpenses	27,901	57,044	9,831
Unrecognized deferred tax asset income (expense)	1,562	(4,535)	31,432
Adjustment for changes in rates of income tax	(1,951)	(17,105)	2,008
PPUA adjustment for changes in tax rates	(611)	4,871	15,296
Change in prior years estimations	12,200	(181)	12,762
Others, net	(8,077)	2,771	2,162
Income tax charge	S/ 123,037	S/ (119,272)	S/ 95,899